Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	Intrepid Capital Management Funds Trust
Central Index Key	0001300746
Amendment Flag	false
Document Creation Date	Jan. 25, 2019
Document Effective Date	Jan. 28, 2019
Prospectus Date	Jan. 28, 2019
Intrepid Capital Fund | Investor Class
Prospectus:
Trading Symbol	ICMBX
Intrepid Capital Fund | Institutional Class
Prospectus:
Trading Symbol	ICMVX
Intrepid Endurance Fund | Investor Class
Prospectus:
Trading Symbol	ICMAX
Intrepid Endurance Fund | Institutional Class
Prospectus:
Trading Symbol	ICMZX
Intrepid Income Fund | Institutional Class
Prospectus:
Trading Symbol	ICMUX
Intrepid Disciplined Value Fund | Investor Class
Prospectus:
Trading Symbol	ICMCX
Intrepid International Fund | Investor Class
Prospectus:
Trading Symbol	ICMIX